Related Party Transactions (Details) - Schedule of Payment on Behalf of Others - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Payment on Behalf of Others [Abstract]
Payment on behalf of others (Recorded as Other current assets) SELX	$ 46,172	$ 29,122